DISCONTINUED OPERATIONS (Schedule of disposal groups including discontinued operations consolidated balance sheets) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Carrying amounts of the major classes of liabilities included in discontinued operations:
Current portion of liabilities classified as held for sale	$ (874,379)	$ (628,171)
Non-current portion of liabilities classified as held for sale	0	1,132,658
Swell And Megawood [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Carrying amounts of the major classes of assets included in discontinued operations:
Receivables	64,456	93,855
Inventory	363,391	1,296,009
Prepaid expenses and deposits	111,617	153,904
Deferred tax asset	152,177	109,753
Property and equipment	1,139,517	1,895,572
Right-of-use assets	346,987	1,074,930
Intangible assets	0	182,137
Total assets classified as held for sale	2,178,145	4,806,160
Current portion of assets classified as held for sale	(2,178,145)	(1,492,826)
Non-current portion of assets classified as held for sale	0	3,313,334
Carrying amounts of the major classes of liabilities included in discontinued operations:
Lease liabilities	412,093	1,217,499
Long-term debt	462,286	543,330
Total liabilities classified as held for sale	874,379	1,760,829
Current portion of liabilities classified as held for sale	(874,379)	(628,171)
Non-current portion of liabilities classified as held for sale	$ 0	$ 1,132,658